A2 Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Judgements And Estimates [Abstract]
A2 Critical accounting estimates and judgments

Critical accounting estimates and judgments
The preparation of financial statements and application of accounting standards often involve management’s judgment and the use of estimates and assumptions deemed to be reasonable at the time they are made. However, other results may be derived with different judgments or using different assumptions or estimates, and events may occur that could require a material adjustment to the carrying amount of the asset or liability affected. Examples of this could occur at change of strategy or restructuring. Judgments for accounting policies to be applied as well as estimates may also be impacted due to this. Following are the most important accounting policies subject to such judgments and the key sources of estimation uncertainty that the Company believes could have the most significant impact on the reported results and financial position.
The information in this note is grouped as per:

–	Key sources of estimation uncertainty

–	Judgments management has made in the process of applying the Company’s accounting policies.
Revenue recognition
Key sources of estimation uncertainty
The Company uses estimates and judgments in determining the amount and timing of revenue under IFRS 15, “Revenue from Contracts with Customers,” particularly when determining the transaction price and its allocation to performance obligations identified under the contract.
Transaction price may consist of variable elements such as discounts, performance related price and contract penalties. Transaction price, including variable considerations, is estimated at the commencement of the contract (and periodically thereafter). Judgment is used in the estimation process based on historical experience with the type of business and customer. This includes assessment of price concession based on latest available information on contract negotiations that could have retrospective impact on prices for products and services already ordered or delivered.
IFRS 15 also requires revenue to be allocated to each performance obligations by reference to their standalone selling prices. The Company considers that an adjusted market assessment approach should be used to estimate stand-alone selling prices for its products and services for the purposes of allocating transaction price. These estimates comprised of prices set for similar customer and circumstances, adjusted to reflect appropriate profit margins for the market. Estimates are used to determine discounts that relate specifically to each performance obligation, thus impacting th
e
 stand-alone selling price.
Judgments made in relation to accounting policies applied
Management applies judgment when assessing the customer’s ability and intention to pay in a contract. The assessment is based on the latest customer credit standing and the customer’s past payment history. This assessment may change during the contract execution, and if there is evidence of deterioration in the customer’s ability or intention to pay, then under IFRS 15 no further revenue shall be recognized until the collectability criteria is met. Conversely, this assessment may also change favorably over time, upon which revenue shall now be recognized on a contract that did not initially meet the collectability criteria.
Management also applies judgment in assessing criteria for contract combination. Master purchase agreement can cover a number of different businesses with the same customer and judgment is applied to assess if prices relating to the different businesses are highly dependent, in which case, contracts relating to such businesses shall be combined and the total transaction price allocated to each performance obligation based on estimated stand-alone selling prices. Judgment can also be applied on contract amendments related to prior performance obligations, in which case, the judgment is related to assess if part of the transaction price shall be applied retrospectively.
Revenue for standard products shall be recognized when control over the equipment is transferred to the customer at a point in time. This assessment shall be viewed from a customer’s perspective considering indicators such as transfer of titles and risks, customer acceptance, physical possession, and billing rights. Judgment may be applied in determining whether risk and rewards have been transferred to the customer and whether the customer has accepted the products. Often all indicators of transfer of control are assessed together and an overall judgment formed as to when transfer of control has occurred in a customer contract.
Revenue for customized solutions shall be recognized over time if progress of completion can be reliably measured and enforceable right to payment exists over the duration of the contract. The progress of completion is estimated by reference to the output delivered such as achievement of contract milestones and customer acceptance. Judgments are applied when determining the appropriate revenue milestones that best reflect the progress of completion and are aligned with key acceptance stages within the contract.
Impairment allowance on receivables and contract assets
Key sources of estimation uncertainty
The Company monitors the financial stability of its customers, the environments in which they operate and historical credit losses. This is combined with expectations of future economic conditions to calculate expected credit losses (ECLs). ECLs on trade receivables and contract assets are assessed using a provision matrix based on days past due for groupings of customers that have historically had similar loss patterns. The amount of ECLs is sensitive to changes in the circumstances of our customers and the environments in which they operate as well as management’s expectations of future economic conditions. Actual credit losses may be higher or lower than expected, therefore are regularly monitored to ensure the provision matrix is updated if required. Management review of current and future conditions is based on latest observable economic updates and our internal assessment of the potential impact on our customers. Total allowances for expected credit losses as of December 31, 2021 were SEK 2.4 (2.5) billion or 4% (5%) of gross trade receivables and contract assets. For further detailed information see note F1 “Financial risk management”.
Customer financing receivables are valued at fair value on an individual basis. When market pricing is not available, an internal valuation model is applied considering external credit rating, political and commercial risks and bank pricing. Regular monitoring of customer behavior is also a part of the internal assessment.
Inventory valuation
Key sources of estimation uncertainty
Inventories are valued at the lower of cost and net realizable value. Estimates are required in relation to forecasted sales volumes and inventory balances. In situations where excess inventory balances are identified, estimates of net realizable values for the excess volumes are made. Inventory allowances for estimated losses as of December 31, 2021, amounted to SEK 3.6

(3.6) billion or 9% (11%) of gross inventory. For further detailed information, see note B5 “Inventories.”
Classification in relation to companies owned by less than 100%
Judgments made in relation to accounting policies applied
Judgment in relation to the classification of ownership that is less than 100% requires the Company to judge if the ownership shall be classified as a subsidiary, joint venture, associated company, or financial asset. See “Basis of consolidation and composition of the Group” as well as “Joint ventures and associated companies” under note A1 “Significant accounting policies” for a background. Financial assets refer to the ownerships that neither are subsidiaries nor JV/associated companies.
Acquired intellectual property rights and other intangible assets, including goodwill
Key sources of estimation uncertainty
At initial recognition, future cash flows are estimated, to ensure that the initial carrying values do not exceed the expected discounted cash flows for the items of this type of assets. After initial recognition, impairment testing is performed whenever there is an indication of impairment, in addition, goodwill impairment testing is performed once per year. Negative deviations in actual cash flows compared to estimated cash flows as well as new estimates that indicate lower future cash flows might result in recognition of impairment charges. Impairment losses for intangible assets and goodwill amounted to SEK
-0.3
(-0.1)
billion for 2021.
At December 31, 2021, the carrying amount of acquired intellectual property rights and other intangible assets amounted to SEK 42.0 (39.8) billion, including goodwill of SEK 38.2 (34.9) billion.
For further discussion on goodwill, see note A1 “Significant accounting policies.” Estimates related to acquired intangible assets are based on similar assumptions and risks as for goodwill. For more information, see note C1 “Intangible assets.”
Judgments made in relation to accounting policies applied
At initial recognition and subsequent remeasurement, management judgments are made, both for key assumptions and regarding impairment indicators. In the purchase price allocation made for each acquisition, the purchase price is assigned to the identifiable assets, liabilities, and contingent liabilities based on fair values for these assets. Any remaining excess value is reported as goodwill.
This allocation requires management judgment as well as the definition of cash-generating units for impairment testing purposes. Other judgments might result in significantly different results and financial position in the future.
Leases
Key sources of estimation uncertainty
At initial recognition and subsequent remeasurement, management estimates are made for the term applied in a lease contract. The outcome of these estimates may turn out not to match the actual outcome of the lease and may have an adverse effect on the right-of-use
assets. For more information, see note C3 “Leases.”
Judgments made in relation to accounting policies applied
Lease contracts may give the lessee the right to shorten or extend a contract. Under such contracts management judgement of the lease term is required. The Group estimates its incremental borrowing rate to measure lease liabilities at the present value of lease payments as the interest rate implicit in the lease is not readily determinable. An incremental borrowing rate is used in discounting of the lease liabilities and requires judgement to reflect the rate of interest that would have to be paid to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. This estimated rate determines the discounting of lease liabilities and right-of
use assets recognized in the statement of financial position. As well as the split between interest expense and depreciation recognized in the income statement over the lease term.
Provisions
Key sources of estimation uncertainty
Provisions mainly related to estimates for onerous contracts with customers and suppliers. Onerous customer contract provision includes estimates of costs to be incurred based on the latest conditions and progress on the contract. Assumptions on the probable outcomes of revenue and costs, which may include costs of potential compensation or penalties on exit, are revised regularly based on the latest available information, and the provision is remeasured accordingly. Other sources for estimation uncertainty are restructuring program execution (cost and timing), and outcomes relating to patent and other litigation. Litigations and disputes may continue over several years and therefore there is uncertainty in the final outcome and expected settlement. Provisions are regularly reassessed based on the latest information available and are adjusted to reflect the Company’s best estimate of the eventual outcome. This means there may be changes to the provision values over time.
At December 31, 2021, provisions amounted to SEK 9.5 (10.5) billion. For further detailed information, see note D1 “Provisions.”
Judgments made in relation to accounting policies applied
Whether a present obligation is probable or not requires judgment. The nature and type of risks for these provisions differ and management’s judgment is applied regarding the nature and extent of obligations in deciding if an outflow of resources is probable or not. Further judgment is required in determining the value of the obligation as this is based on the Company’s best estimate as to the expected future expenditure required to settle the obligation.
Supplier payments program
Judgments made in relation to accounting policies applied
With the aim of increasing working capital efficiency, Ericsson continuously renegotiates payment days with suppliers. The negotiations with suppliers for payment days is an integral part of the procurement activities. Some suppliers sell their Ericsson receivables to banks and Ericsson can if requested introduce a bank interested in purchasing such receivables. Ericsson does not pay or receive a fee, nor provide additional security under the program. This arrangement does not lead to any significant change in the nature or function of Ericsson’s liabilities because the supplier invoices are considered part of working capital used in Ericsson’s normal operating cycle. The maximum credit period agreed with any supplier does not exceed six months. Therefore, these liabilities remain classified as trade payables with separate disclosure in the notes, see note B8 “Trade payables.”
Contingent liabilities
Key sources of estimation uncertainty
As disclosed under ‘Provisions’ the same type of uncertainty exists for contingent liabilities, specifically relating to the valuation of the possible obligations. Contingent liabilities mainly relate to estimates for litigation, tax ligitation, and pension guarantees. As the contingent liabilities will only be confirmed in the future based on the resolution of the litigation or dispute, management is required to estimate the possibility of an adverse outcome occurring and potential settlement value. Given that there are a number of potential obligations, a contingent liability may arise and/or expense (provision) may have to be recognized at a later stage.
Judgments made in relation to accounting policies applied

As disclosed under note A1, “Significant accounting policies” a present obligation that is not likely to result in an economic outflow or a possible obligation which will be confirmed by the occurrence or non-occurrence
of an uncertain future event are classified as contingent liabilities, with no impact on the Company’s financial statements. However, should an obligation in a later period be deemed to be probable, then a provision shall be recognized, impacting the financial statements.
Pensions and other post-employment benefits
Key sources of estimation uncertainty
Accounting for the costs of defined benefit pension plans and other applicable post-employment benefits is based on actuarial valuations, relying on key estimates for discount rates, future salary increases, employee turnover rates and mortality tables. The discount rate assumptions are based on rates for high-quality fixed-income investments with durations as close as possible to the Company’s pension plans. In countries where there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied. Judgment is applied in determining the deepness of the high-quality corporate bond market in each country. The impact of applying an alternative discount rate based on Swedish covered bonds is disclosed in note G1, “Post-employment benefits.” At December 31, 2021, defined benefit obligations for pensions and other post-employment benefits amounted to SEK 113.5 (108.2) billion and fair value of plan assets to SEK 81.4 (73.6) billion. For more information on estimates and assumptions, see note G1 “Post-employment benefits.”
Deferred taxes
Key sources of estimation uncertainty

Deferred tax assets and liabilities are recognized for temporary differences and for tax loss carry-forwards. The valuation of temporary differences and tax loss carry-forwards is based on management’s estimates of future taxable profits in different tax jurisdictions against which the temporary differences and loss carry-forwards may be utilized. These estimates are primarily based on business plans for the Company´s estimated outcome of deductibility in relation to larger provisions. As prescribed in IFRIC 23 estimates are made in relation to uncertain tax positions in a limited number of countries. Estimates are made for any expected changes in tax legislation with a potential material impact.
The largest amounts of tax loss carry-forwards are reported in Sweden, with an indefinite period of utilization (i.e. with no expiry date), except for withholding taxes that expire after five years. For further information, see note H1 “Taxes.”
At December 31, 2021, the value of deferred tax assets amounted to SEK 23.1 (26.3) billion. The deferred tax assets related to loss carry-forwards are reported as non-current
assets.
Accounting for income tax, value added tax, and other taxes
Key sources of estimation uncertainty
Accounting for these items is based upon evaluation of taxable income, value added and other tax rules in all jurisdictions where the profits arise. The total complexity of rules related to taxes and the accounting for these require management’s involvement in judgments regarding classification of transactions and in estimates of probable outcomes of claimed deductions and/or disputes.
COVID-19
impacts on the financial statements
The
COVID-19
pandemic has impacted certain lines within our financial statements in 2020, especially market assumptions used in the valuation of pension liabilities. In 2021, government bond yields and corporate bond yields have largely returned to levels observed before the pandemic. As the global economy continues to recover from the effects of the pandemic, market conditions and asset prices (equity and bonds) remain volatile. Increases in inflation rates are also observed in many countries, especially Sweden and the UK. All these factors have been incorporated into the assumptions used in the valuation of pension liabilities at year end, although the Company believes it is difficult to attribute any specific change in market condition to the
COVID-19
effect alone.
The Company continually assesses the business performance and profitability for changes in expected future cash flows which could impact recoverability of assets such as deferred tax assets and intangible assets. As with prior year, the Company concluded there is no evidence of material changes to recoverability risk of business assets as a direct effect of
COVID-19.
The uncertainty on the economic recovery from the pandemic resulted in the Company having additional contractual obligation with suppliers, although this is also attributable to the general supply constraint in the global electronic components market.
Comments on areas of financial statements affected are in the following notes: C1 “Intangible assets,” “D4 Contractual obligations,” F1 “Financial Risk Management,” and H1 “Taxes.”